Y
                                FEBRUARY 1, 2001
                       SUPPLEMENT NO. 2 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                     DATED
                                 AUGUST 1, 2000

                   (SUPPLEMENT OFFERING BCTC IV SERIES 40 AND
                 IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

This Supplement is part of, and should be read in conjunction with, Boston Capital's Prospectus and it supercedes all previous supplements. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

Series 40's Purpose--

o to invest in other limited partnerships that will each develop, own and operate an apartment complex used as low- and moderate-income housing.

Terms of Offering--

o Series 40 is offering at least 250,000 ($2.5 million) and up to 3,500,000 ($35 million) Beneficial Assignee Certificates that are the equivalent of limited partnership interests in Series 40;

o the price of the certificates is $10 each with a minimum investment of $5,000;

o this offering will end no later than July 31, 2001; and

o your money will be held in escrow until at least 250,000 certificates are sold.

Series 40's Investors Will Receive--

o federal housing tax credits;

o tax losses that can offset passive income from any other investments; and

o profits, if any, from the sale of the apartment complexes.

Prior Performance of Boston Associates and Its Affiliates

Boston Capital Tax Credit Fund IV L.P. Series 39 and 40 (the "Fund") already has issued and closed Series 39. The Fund received orders for a total of 2,114,751 Series 39 certificates ($21,147,000), and issued the last of these certificates on January 31, 2001. The fees paid as of January 31, 2001 to Boston Capital and affiliates for Series 39 totaled $2,229,822. No additional Series 39 certificates will be issued. In addition, Boston Capital Tax Credit Fund IV L.P. has issued other series in other offerings--Series 20 to Series
38. See "Prior Performance of Boston Associates and Its Affiliates" in the Prospectus for information about Series 20 through 37.

Investment Objectives and Acquisition Policies

Series 40's principal business is to invest, as a limited partner, in other limited partnerships (the "operating partnerships"), each of which will develop, own and operate an apartment complex which is expected to qualify for federal housing tax credits in order to achieve the investment goals set forth in the Prospectus.

To achieve its investment objectives, Series 40 will invest in apartment complexes with a goal of generating tax credits, upon completion and occupancy of all the apartment complexes, averaging approximately $.95 to $1.00 per certificate annually--9.5%-10% annual tax credit as a percentage of capital invested--for the ten-year credit period. After consulting with the underwriter regarding tax-free returns currently available to investors in other similar tax credit investments, Series 40 has selected as an investment objective a 9.5%-10% annual tax credit as a percentage of capital invested. No additional tax credits will be available for the remaining term of the fifteen-year federal housing tax credit compliance period. This calculation assumes:

o the applicability of current tax law;

o each apartment complex is occupied with qualifying individuals throughout the fifteen-year federal housing tax credit compliance period; and

o investors cannot use any passive tax losses generated by Series 40.

Possible Internal Rate of Return

The internal rate of return is the rate at which the present value of your future tax benefits would equal the cost of your investment. In essence, it illustrates your future tax credit benefit as a return of principal and interest in today's dollars.

For investors in the 15%--39.6% tax bracket respectively, the tax-free rate of return goal is approximately 1.8% -4.2%, exclusive of any cash available for distribution, if:

o none of the apartment complexes invested in has any value at the end of the fifteen-year federal housing tax credit compliance period; and

o investors do use for tax purposes the assumed loss of the investor's entire capital contributions.

The tax-free rate of return will exceed 1.8% -4.2% if:

o the value of the apartment complexes exceeds indebtedness plus sale expenses; and

o investors receive distributions from these sales or refinancings.

In accordance with the rules for the allocation of federal housing tax credits, Series 40's investment goal is for the following annual tax-free amounts for each $10,000 investment in Series 40: $150--$250 in 2001; $750--$850 in 2002;
$950--$1000 in 2003-2010; $850--$900 in 2011; and $250--$300 in 2012. This tax
credit investment goal is not a forecast of anticipated tax credits, nor does it represent a yield or return on investment. Rather it is an investment goal of Series 40 for the credit period applicable to its investments. There is no assurance that any particular tax-free internal rate of return will be achieved.

The attainment of Series 40's investment objectives will depend on many factors, including the ability of Boston Associates to select suitable investments on a timely basis, the timely completion and successful management of such investments and future economic conditions in the United States. Accordingly, there can be no assurance that Series 40 will meet its investment objectives.

Anticipated Investments

Series 40 expects to invest in the fourteen operating partnerships described below. Each operating partnership will use a significant part of the funds invested by Series 40 to pay fees to the operating general partners. See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.

While Boston Associates believes that Series 40 is reasonably likely to acquire interests in the apartment complexes described below, it may not be able to do so. Before any acquisition is made, Boston Associates will complete its due diligence review as to the operating partnership and its apartment complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors. If any significant adverse information is obtained by Boston Associates, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. It is also possible that the acquisition terms may differ significantly from those described below. Accordingly, investors should not rely on the ability of Series 40 to invest in these apartment complexes or under the described investment terms in deciding whether to invest in Series 40. If Series 40 raises the entire $35 million, the anticipated acquisition of the operating partnership interests, described below, will represent approximately 75% of the total money which Series 40 currently expects to spend.

Management's Discussion and Analysis of Financial Condition and Results of Operations

Because Series 40 is currently in the offering phase, it has no material assets or any operating history. Series 40 expects to acquire interests in the following 14 operating partnerships, which will develop, own and operate apartment complexes, 8 of which are to be newly constructed and 6 of which are to be rehabilitated:

Partnership                                      Operating General Partner(s)
-----------                                      -------------------------------------
 1. Arbors at Ironwood II, L.P.                  Arbors at Ironwood Apartments II, LLC
    (the "Arbors at Ironwood II Partnership")
    New Construction

 2. Carlyle, L.P.                                St. Joseph Catholic Housing
    (the "Carlyle Partnership")
    New Construction

 3. Center Place Apartments II, L.P.             M. Reimer Calhoun
    (the "Center Place II Partnership")
    Property Rehabilitation

 4. Columbia Court, L.P.                         Noel F. Khalil
    (the "Columbia Court Partnership")
    New Construction

 5. Filmore Parc Apartments II, L.P.             Mirabeau Family Learning Center
    (the "Filmore Parc Partnership")
    Property Rehabilitation

 6. Londontown Homes, L.P.                       Wabuck Development Company
    (the "Londontown Partnership")
    New Construction

 7. Northrock Housing Associates Two, L.P.       MRV, Inc.
    (the "Northrock Partnership")
    New Construction

 8. Oakland Apartments, L.P.                     M. Reimer Calhoun
    (the "Oakland Partnership")
    Property Rehabilitation

 9. Parkview Apartments, L.P.                    D&B Ventures
    (the "Parkview Partnership")
    Property Rehabilitation

10. Sedgwick Sundance Apartments, L.P.           CEHP XII, LLC
    (the "Sedgwick Partnership")
    New Construction

Partnership                                  Operating General Partner(s)
-----------                                  ----------------------------
11. Southbrook Home, L.P.                    Wabuck Development Company
    (the "Southbrook Partnership")
    New Construction

12. Madison Housing Associates Two, L.P.     MRV, Inc.
    (the "South Park Partnership")
    New Construction

13. Strawberry Lane, L.P.                    Home Properties
    (the "Strawberry Lane Partnership")
    Property Rehabilitation

14. Western Gardens Apartments, L.P.         M. Reimer Calhoun
    (the "Western Gardens Partnership")
    Property Rehabilitation

None of the operating general partners or the management companies are affiliated with Boston Associates.

Permanent mortgage loan financing for the apartment complexes will be provided from a variety of sources. Boston Associates believes that each of the apartment complexes will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the apartment complexes and the anticipated terms of investment in each operating partnership.

The priority return base for Series 40 is $1.00 per certificate (10%). The priority return base is the level of return that investors must receive before Boston Associates may receive a 5% share in the proceeds from the sale or refinancing of apartment complexes. In establishing the priority return base, Boston Associates does not represent that Series 40 is expected to provide this level of return to investors. Boston Associates will receive fees and compensation for services prior to investors receiving the priority return.


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                      Basic       Government
Partnership          Location       Number     Monthly     Assistance
Name                 of Property    of Units   Rents (1)   Anticipated
----------------------------------------------------------------------------
1. Arbors at         Mishawaka,        40      $304 -      Federal Housing
   Ironwood II       Indiana                   $470 1BR    Tax Credits
   Partnership                                 $362 -
                                               $547 2BR
                                               $440 -
                                               $706 3BR

2. Carlyle           Aberdeen,         43      $337 -      Federal Housing
   Partnership       South Dakota              $650 1BR    Tax Credits

3. Center Place II   Center,           32      $335 -      RHS Sec. 515
   Partnership       Texas                     $345 2BR


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating            Permanent           Mortgage       Annual                 Annual
Partnership          Mortgage            Interest       Reserve   Management   Management
Name                 Loan                Rate           Amount    Agent        Fee
------------------------------------------------------------------------------------------------
1. Arbors at         Boston Capital        8.20%        $7,000    Sterling     4% of net
   Ironwood II       Finance LLC                                  Management   rental income
   Partnership       $903,000                                     Ltd.
                            (3)

2. Carlyle           U.S. Bank             8.15%        $10,750   Costello     5% of net
   Partnership       National                                     Property     rental income
                     Associate                                    Management
                     $240,500(4a)
                     South Dakota          0%
                     Development
                     Authority
                     HOME Loan
                     $700,000(4b)

3. Center Place II   $791,038              1% (2)       $9,600    Calhoun      $19 per occupied
   Partnership                                                    Properties   unit per month

-----------------
(1)  Exclusive of utilities, unless indicated otherwise.

(2) Rural Housing Service ("RHS") (formerly Farmers Home Administration) 515 loan with a term of 50 years and a stated interest rate of between 7.5% and 9.5%, written down to an effective rate of 1% through an interest credit subsidy, and payments of principal and interest on the basis of a 50-year amortization schedule.

(3) The terms of the Arbors at Ironwood II Partnership's anticipated permanent first mortgage loan in the amount of $903,000 are expected to include a term of 30 years, an interest rate of 8.20% and payments of principal and interest on the basis of a 50-year amortization schedule.

(4) (a) The terms of the Carlyle Partnership's anticipated permanent first mortgage loan in the amount of $240,500 are expected to include a term of 25 years, an interest rate of 8.15% and payments of principal and interest on the basis of a 50-year amortization schedule.

     (b) The terms of the Carlyle Partnership's anticipated permanent second mortgage loan in the amount of $700,000 are expected to include a term of 29 years, an interest rate of 0% and payments of principal and interest on the basis of a 50-year amortization schedule.


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                     Basic       Government
Partnership         Location       Number     Monthly     Assistance
Name                of Property    of Units   Rents (1)   Anticipated
--------------------------------------------------------------------------
4. Columbia Court   Atlanta,          84      $575-       Federal Housing
   Partnership      Georgia                   $650 2BR    Tax Credits

5. Filmore Parc     New Orleans,      56      $430 2BR    Federal Housing
   Partnership      Louisiana                             Tax Credits

6. Londontown       London,           24      $277 3BR    Federal Housing
   Partnership      Kentucky                              Tax Credits

7. Northrock        Topeka,           60      $370-       Federal Housing
   Partnership      Kansas                    $500 1BR    Tax Credits
                                              $452-
                                              $620 2BR
                                              $522-
                                              $715 3BR

8. Oakland          Oakdale,          46      $324 1BR    RHS Sec. 515
  Partnership       Louisiana                 $377 2BR

INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating          Permanent            Mortgage       Annual                     Annual
Partnership         Mortgage             Interest       Reserve   Management       Management
Name                Loan                 Rate           Amount    Agent            Fee
----------------------------------------------------------------------------------------------------
4. Columbia Court   Boston Capital         9.25%        $16,800   Columbia         6.16% of net
   Partnership      Finance LLC                                   Residential      rental income
                    $1,275,000                                    Management,
                            (5a)                                  LLC
                    Atlanta Home           7.25%
                    $490,000 (5b)

5. Filmore Parc     GNMA                   7.80%        $20,000   Baron Builders   6% of net
   Partnership      $1,358,700 (6)                                                 rental income

6. Londontown       Kentucky               2%           $6,000    Homeland, Inc.   6% of net
   Partnership      Housing                                                        rental income
                    Corporation
                    $608,000 (7)

7. Northrock        Alliance Bank          9%           $12,000   Midland          5% of net
   Partnership      $2,333,874 (8)                                Management,      rental income
                                                                  Inc.

8. Oakland          $1,261,404             1% (2)       $12,763   Calhoun          $39 per occupied
   Partnership                                                    Properties       unit per month

-----------------
(5) (a) The terms of the Columbia Court Partnership's anticipated permanent first mortgage loan in the amount of $1,225,000 are expected to include a term of 30 years, an interest rate of 9.25% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (b) The terms of the Columbia Court Partnership's anticipated permanent second mortgage loan in the amount of $490,000 are expected to include a term of 40 years, an interest rate of 7.25% and payments of principal and interest on the basis of a 50-year amortization schedule.

(6) The terms of the Filmore Parc Partnership's anticipated permanent first mortgage loan in the amount of $1,358,700 are expected to include a term of 40 years, an interest rate of 7.80% and payments of principal and interest on the basis of a 50-year amortization schedule.

(7) The terms of the Londontown Partnership's anticipated permanent first mortgage loan in the amount of $608,000 are expected to include a term of 30 years, an interest rate of 2% and payments of principal and interest on the basis of a 50-year amortization schedule.

(8) The terms of the Northrock Partnership's anticipated permanent first mortgage loan in the amount of $2,333,874 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 50-year amortization schedule.


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                  Basic       Government
Partnership     Location        Number     Monthly     Assistance
Name            of Property     of Units   Rents (1)   Anticipated
------------------------------------------------------------------------
9. Parkview     Springfield,       25      $450 1BR    Federal Housing
   Partnership  Massachusetts              $580 2BR    Tax Credits
                                           $675 3BR



INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating       Permanent            Mortgage   Annual                      Annual
Partnership     Mortgage             Interest   Reserve   Management        Management
Name            Loan                 Rate       Amount    Agent             Fee
------------------------------------------------------------------------------------------
9. Parkview      Boston Capital       8.3%       $5,875    National          5% of net
   Partnership   Finance, LLC                              Enterprise Inc.   rental income
                 $673,000 (9a)
                 Department of        0
                 Housing and
                 Community
                 Development
                 $300,000 (9b)
                 City of              0%
                 Springfield
                 HOME Funds
                 $200,000 (9c)
                 Lead Hazard          0%
                 Education and
                 Abatement
                 Program
                 (LHEAP)
                 $175,000 (9d)

-----------------
(9) (a) The terms of the Parkview Partnership's anticipated permanent first mortgage loan in the amount of $673,000 are expected to include a term of 30 years, an interest rate of 8.30% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (b) The terms of the Parkview Partnership's anticipated permanent second mortgage loan in the amount of $300,000 are expected to include a term of 50 years, an interest rate of 0% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (c) The terms of the Parkview Partnership's anticipated permanent third mortgage loan in the amount of $200,000 are expected to include a term of 50 years, an interest rate of 0% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (d) The terms of the Parkview Partnership's anticipated permanent fourth mortgage loan in the amount of $175,000 are expected to include a term of 30 years, an interest rate of 0% and payments of principal and interest on the basis of a 50-year amortization schedule.

INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                 Basic       Government
Partnership      Location      Number     Monthly     Assistance
Name             of Property   of Units   Rents (1)   Anticipated
-----------------------------------------------------------------------
10. Sedgwick     Sedgwick,        24      $375 2BR    Home Investment
    Partnership  Kansas                               Partnerships
                                                      Program (10c)
11. Southbrook   London,          24      $277 3BR    Federal Housing
    Partnership  Kentucky                             Tax Credits

INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating        Permanent                Mortgage   Annual                     Annual
Partnership      Mortgage                 Interest   Reserve   Management       Management
Name             Loan                     Rate       Amount    Agent            Fee
----------------------------------------------------------------------------------------------
10. Sedgwick     GE Capital               8.50%      $4,800    Cohen-Esrey      5% of net
    Partnership  $240,000 (10a)                                Real Estate      rental income
                 GAP Funding                 1%                Services Inc.
                 City of Sedgwick
                 $125,000 (10b)
                 Federal Home                1%
                 Loan Bank
                 $250,000 (10c)

11. Southbrook   Kentucky                    2%      $6,000    Homeland, Inc.   6% of net
    Partnership  Housing                                                        rental income
                 Corporation
                 $608,000 (11)

-----------------

(10) (a) The terms of the Sedgwick Partnership's anticipated permanent first mortgage loan in the amount of $240,000 are expected to include a term of 30 years, an interest rate of 8.50% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (b) The terms of the Sedgwick Partnership's anticipated permanent second mortgage loan in the amount of $125,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

      (c) The terms of the Sedgwick Partnership's anticipated permanent third mortgage loan in the amount of $250,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule, provided, however, that the terms of the permanent third mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.

(11) The terms of the Southbrook Partnership's anticipated permanent first mortgage loan in the amount of $608,000 are expected to include a term of 30 years, an interest rate of 2% and payments of principal and interest on the basis of a 50-year amortization schedule.


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                 Basic       Government
Partnership      Location      Number     Monthly     Assistance
Name             of Property   of Units   Rents (1)   Anticipated
---------------------------------------------------------------------
12. South Park   Newton,       60         $ 380       Federal Housing
    Partnership  Kansas                   $500 1BR    Tax Credits
                                          $ 420
                                          $580 2BR
                                          $520-
                                          $620 3BR

INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating        Permanent             Mortgage   Annual                 Annual
Partnership      Mortgage              Interest   Reserve   Management   Management
Name             Loan                  Rate       Amount    Agent        Fee
--------------------------------------------------------------------------------------
12. South Park   Alliance Bank         8.25%      $12,000   Midland      5% of net
  Partnership    $1,550,000                                 Management   rental income
                    (12a)                                   Inc.
                 Citizens for          4%
                 Affordable
                 Housing Loan
                 $50,000 (12b)

-----------------
(12) (a) The terms of the South Park Partnership's anticipated permanent first mortgage loan in the amount of $1,550,000 are expected to include a term of 30 years, an interest rate of 8.25% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (b) The terms of the South Park Partnership's anticipated permanent second mortgage loan in the amount of $50,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 50-year amortization schedule.


INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating                                      Basic       Government
Partnership           Location      Number     Monthly     Assistance
Name                  of Property   of Units   Rents (1)   Anticipated
----------------------------------------------------------------------------
13. Strawberry Lane   Clayton,         71      $270-       Federal Housing
    Partnership       New York                 $544 1BR    Tax Credits
                                               $299 2BR
14. Western           Dequincy,        48      $341 1BR    RHS Sec. 515
    Gardens           Louisiana                $385 2BR
    Partnership



INFORMATION CONCERNING THE APARTMENT COMPLEXES

Operating            Permanent                Mortgage       Annual                 Annual
Partnership           Mortgage                 Interest       Reserve   Management   Management
Name                  Loan                     Rate           Amount    Agent        Fee
-----------------------------------------------------------------------------------------------------
13. Strawberry Lane   Clayton Housing          7%             $20,920   Conifer      6% of net
    Partnership       Authority                                         Realty       rental income
                      $469,482(13a)                                     Association
                      Clayton Housing          1%
                      Authority
                      $722,897(13b)
                      Development              4%
                      Authority of the
                      North County
                      $00,000 (13c)
                      Clayton Housing          6%
                      Authority
                      $683,992 (13d)

14. Western           $1,306,309                 1% (2)       $13,224   Calhoun      $39 per
  Gardens                                                               Properties   occupied unit
  Partnership                                                                        per month

-----------------
(13) (a) The terms of the Strawberry Lane Partnership's anticipated permanent first mortgage loan in the amount of $469,482 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (b) The terms of the Strawberry Lane Partnership's anticipated permanent second mortgage loan in the amount of $722,897 are expected to include a term of 35 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (c) The terms of the Strawberry Lane Partnership's anticipated permanent third mortgage loan in the amount of $400,000 are expected to include a term of 15 years, an interest rate of 4% and payments of principal and interest on the basis of a 50-year amortization schedule.

      (d) The terms of the Strawberry Lane Partnership's anticipated permanent fourth mortgage loan in the amount of $683,992 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 50-year amortization schedule.

TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                     Ownership
                                     Interest (%)
                                     Profits,
                                     Losses,          Operating
                      BCTC IV        Credit/Net       General        Operating
Partnership           Capital        Cash Flow/       Partner        Deficit
Name                  Contribution   Backend          Contribution   Guarantee
----------------------------------------------------------------------------------------
 1. Arbors at         $1,773,309     99.99/20/50      $100           $500,000 in
    Ironwood II                                                      the aggregate
    Partnership                                                      for 3 years

 2. Carlyle           $1,359,155       99/10/20       $100           Unlimited
    Partnership                                                      until
                                                                     Rental
                                                                     Achievement
                                                                     then limited to
                                                                     aggregate
                                                                     amount of
                                                                     $100,000

 3. Center Place II   $  431,819     99.99/30/30      $100           Unlimited in
    Partnership                                                      duration and
                                                                     amount

 4. Columbia          $5,003,069       99/35/35       $100           Unlimited
    Court                                                            until Rental
    Partnership                                                      Achievement
                                                                     then capped
                                                                     at $500,000

 5. Filmore Parc      $1,147,480     99.99/10/20      $168,000       $250,000 in
    Partnership                                                       the aggregate
                                                                     for 3 years

 6. Londontown        $1,858,365     99.99/20/50      $100           $150,000 in
    Partnership                                                       the aggregate
                                                                     for 3 years

 7. Northrock         $1,707,956     99.99/20/20      $100           Unlimited in
    Partnership                                                      amount for
                                                                     3 years

 8. Oakland           $  767,451     99.99/30/30      $24,826        Unlimited in
    Partnership                                                      duration and
                                                                     amount

 9. Parkview          $1,221,388     99.99/10/15      $100           $75,000 in the
    Partnership                                                      aggregate for
                                                                     3 years

10. Sedgwick          $1,392,963       99/10/20       $100           Unlimited for
    Partnership                                                      5 years

11. Southbrook        $1,870,951     99.99/20/50      $100           $150,000 in
    Partnership                                                      the aggregate
                                                                     for 3 years

TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                      Fund's                             Annual
                                      Approximate      Development       Partnership    Asset
                      Operating       Average Annual   Fee/Other         Management     Management
Partnership           Partnership's   Anticipated      Distributions     Fee to         Fee to Boston
Name                  Credit Base     Federal Credit   to Operating GP   Operating GP   Capital
--------------------- --------------- ---------------- ----------------- -------------- --------------
 1. Arbors at         $2,700,599      $224,470         $380,000          $3,000         $3,000
    Ironwood II
    Partnership

 2. Carlyle           $2,148,400      $183,670         $240,000          $5,000         $2,150
    Partnership

 3. Center Place II   $  462,517      $56,080          $95,562           $1,600         $1,600
    Partnership

 4. Columbia          $6,070,966      $1,021,034       $904,000          $23,100        $12,500
    Court
    Partnership

 5. Filmore Parc      $1,821,552      $148,541         $215,000          $5,000         $4,200
    Partnership

 6. Londontown        $2,897,700      $241,346         $225,000          $2,500         $2,500
    Partnership

 7. Northrock         $2,600,838      $218,969         $415,878          $5,400         $5,400
    Partnership

 8. Oakland           $1,941,441      $98,391          $94,967           $2,300         $2,300
    Partnership

 9. Parkview          $2,514,002      $160,709         $216,500          $10,000        $2,500
    Partnership

10. Sedgwick          $2,185,648      $185,728         $364,275          $2,400         $2,400
    Partnership

11. Southbrook        $2,897,700      $242,981         $225,000          $2,500         $2,500
    Partnership

TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS
                                Ownership
                                Interest (%)
                                Profits,
                                Losses,          Operating
                 BCTC IV        Credit/Net       General        Operating
Partnership      Capital        Cash Flow/       Partner        Deficit
Name             Contribution   Backend          Contribution   Guarantee
---------------- -------------- ---------------- -------------- -----------------
12. South Park   $1,656,874       99/20/20       $100           Unlimited for
    Partnership                                                 3 years from
                                                                Cash Flow

13. Strawberry   $  672,823     99.99/90/90      $100           $376,000 in
    Lane                                                        the aggregate
    Partnership                                                 for 5 years

14. Western      $  786,403     99.99/30/30      $33,452        Unlimited in
    Gardens                                                     duration
    Partnership                                                 and amount

TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS
                                 Fund's                             Annual
                                 Approximate      Development       Partnership    Asset
                 Operating       Average Annual   Fee/Other         Management     Management
Partnership      Partnership's   Anticipated      Distributions     Fee to         Fee to Boston
Name             Credit Base     Federal Credit   to Operating GP   Operating GP   Capital
---------------- --------------- ---------------- ----------------- -------------- --------------
12. South Park   $2,490,516      $212,420         $406,976          $5,400         $5,400
    Partnership

13. Strawberry   $2,157,108      $ 86,259         $301,257          $5,400         $3,000
    Lane
    Partnership

14. Western      $1,980,400      $100,821         $100,861          $2,400         $2,400
    Gardens
    Partnership

THE ARBORS AT IRONWOOD II PARTNERSHIP
(Arbors at Ironwood Apartments, Phase II)

Arbors at Ironwood Apartments, Phase II is a 40-unit apartment complex for families which is being constructed on Dragoon Trail in Mishawaka, Indiana. Arbors at Ironwood Apartments, Phase II will consist of 8 one-bedroom units, 16 two-bedroom units and 16 three-bedroom units contained in 3 buildings. The complex will offer a community room, recreation room and individual storage units.

Individual units will contain a refrigerator, range, dishwasher, washer/dryer hookups, air conditioning, cable television hookup and a patio or porch.

Construction of Arbors at Ironwood Apartments, Phase II began in October, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
----------------------------------------------------------------------
        10          November, 2001              7          April, 2002
        10          December, 2001              7          May, 2002
        10          January, 2002              13          June, 2002
        10          February, 2002             13          July, 2002

THE CARLYLE PARTNERSHIP
(Carlyle Apartments)

Carlyle Apartments is a 43-unit apartment complex for senior citizens which is being constructed on 3rd Avenue SE in Aberdeen, South Dakota. Carlyle Apartments will consist of 43 one-bedroom units contained in 1 building. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher and air conditioning.

Construction of Carlyle Apartments began in November, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
---------------------------------------------------------------------------
        18          February, 2001            3            June, 2001
         6          March, 2001               3            July, 2001
        15          April, 2001               3            August, 2001
         4          May, 2001                 3            September, 2001
                                              3            October, 2001
                                              3            November, 2001
                                              2            December, 2001
                                              1            March, 2002
                                              1            April, 2002
                                              2            May, 2002
                                              3            June, 2002
                                              3            July, 2002
                                              3            August, 2002
                                              3            September, 2002
                                              3            October, 2002
                                              2            November, 2002
                                              2            December, 2002

THE CENTER PLACE II PARTNERSHIP
(Center Place Apartments II)

Center Place Apartments II is an existing 32-unit apartment complex for families which is to be rehabilitated on Burnet Road in Center, Texas. Center Place Apartments II will consist of 32 two-bedroom units contained in 4 buildings. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and wall-to-wall carpeting.

Rehabilitation of Center Place Apartments II is anticipated to begin in April, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

Number of Units    Completion        Number of Units    Rent-Up
-------------------------------------------------------------------------
        8           May, 2001               8            August, 2001
        8           June, 2001              6            September, 2001
        8           July, 2001              6            October, 2001
        8           August, 2001            6            November, 2001
                                            6            December, 2001

THE COLUMBIA COURT PARTNERSHIP
(Columbia Citihomes Apartments)

Columbia Citihomes Apartments is an 84-unit apartment complex for families which is to be constructed on Marion Place in Atlanta, Georgia. Columbia Citihomes Apartments will consist of 84 two-bedroom units contained in 11 buildings. The complex will offer a recreation room.

Individual units will contain a refrigerator, range, washer/dryer hookups, dishwasher, disposal, air conditioning and a patio or porch.

Construction of Columbia Citihomes Apartments is anticipated to begin in May, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
--------------------------------------------------------------------------
        12          December, 2001            12           January, 2002
        12          January, 2002             12           February, 2002
        12          February, 2002            12           March, 2002
        12          March, 2002               12           April, 2002
        12          April, 2002               12           May, 2002
        24          May, 2002                 12           June, 2002
                                              12           July, 2002

THE FILMORE PARC PARTNERSHIP
(Filmore Parc Apartments II)

Filmore Parc Apartments II is an existing 56-unit apartment complex for families which is being rehabilitated in New Orleans, Louisiana. Filmore Parc Apartments II will consist of 56 two-bedroom units contained in 10 buildings. The complex will offer a community room and recreation room.

Individual units will contain a refrigerator, range, washer/dryer hookups, trash compactor, air conditioning, wall-to-wall carpeting and cable television hook-up.

Rehabilitation of Filmore Parc Apartments II began in August, 2000. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
---------------------------------------------------------------------------
        20          December, 2000            10           August, 2001
        10          January, 2001             10           September, 2001
        10          February, 2001            10           October, 2001
        16          March, 2001               10           November, 2001
                                              16           December, 2001

THE LONDONTOWN PARTNERSHIP
(Londontown Homes)

Londontown Homes is a development of 24 single-family homes which is being constructed on Fariston Church Road in London, Kentucky. The development will offer a community room and central laundry facilities.

Individual homes will contain a refrigerator, range, wall-to-wall carpeting and cable television hook-up.

Construction of Londontown Homes began in November, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

Number of Unit      Completion          Number of Units    Rent-Up
----------------------------------------------------------------------
        8           February, 2001            8            May, 2001
        8           March, 2001               8            June, 2001
        8           April, 2001               8            July, 2001

THE NORTHROCK PARTNERSHIP
(Northrock Apartments Phase II)

Northrock Apartments Phase II is a 60-unit apartment complex for families which is to be constructed at 4800 NW Fielding Road in Topeka, Kansas. Northrock Apartments Phase II will consist of 16 one-bedroom units, 28 two-bedroom units and 16 three-bedroom units contained in 8 buildings. The complex will offer a community room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher and air conditioning.

Construction of Northrock Apartments Phase II is anticipated to begin in May, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
--------------------------------------------------------------------------
        10          February, 2002            10           April, 2002
        10          March, 2002               10           May, 2002
        10          April, 2002               10           June, 2002
        10          May, 2002                 10           July, 2002
        10          June, 2002                10           August, 2002
        10          July, 2002                10           September, 2002

THE OAKLAND PARTNERSHIP
(Oakland Apartments)

Oakland Apartments is an existing 46-unit apartment complex for families which is to be rehabilitated at 605 Hospital Road in Oakdale, Louisiana. Oakland Apartments will consist of 14 one-bedroom units and 32 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and wall-to-wall carpeting.

Rehabilitation of Oakland Apartments is anticipated to begin in August, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
--------------------------------------------------------------------------
        10          October, 2001             8            January, 2002
        10          November, 2001            8            February, 2002
        10          December, 2001            8            March, 2002
        16          January, 2002             8            April, 2002
                                              8            May, 2002
                                              6            June, 2002

THE PARKVIEW PARTNERSHIP
(Parkview Apartments)

Parkview Apartments is an existing 25-unit apartment complex for families which is being rehabilitated on Federal Street in Springfield, Massachusetts. Parkview Apartments will consist of 2 one-bedroom units, 12 two-bedroom units and 11 three-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, wall-to-wall carpeting and cable television hook-up.

Rehabilitation of Parkview Apartments began in November, 2000. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion        Number of Units    Rent-Up
------------------------------------------------------------------------
        9           June, 2001              9            November, 2001
        8           July, 2001              8            December, 2001
        8           August, 2001            8            January, 2002

THE SEDGWICK PARTNERSHIP
(Sedgwick Sundance Apartments)

Sedgwick Sundance Apartments is a 24-unit apartment complex for senior citizens which is being constructed on Ridge Road and Frances Court in Sedgwick, Kansas. Sedgwick Sundance Apartments will consist of 24 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and cable television hook-up.

Construction of Sedgwick Sundance Apartments began in November, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
---------------------------------------------------------------------------
        6           February, 2001            4            July, 2001
        4           March, 2001               2            August, 2001
        2           April, 2001               2            September, 2001
        2           May, 2001                 2            October, 2001
        4           June, 2001                2            November, 2001
        6           July, 2001                2            December, 2001
                                              2            January, 2002
                                              2            February, 2002
                                              1            March, 2002
                                              1            April, 2002
                                              1            May, 2002
                                              1            June, 2002
                                              2            July, 2002

THE SOUTHBROOK PARTNERSHIP
(Southbrook Homes)

Southbrook Homes is a development of 24 single-family homes which is being constructed on Hemlock Lane in London, Kentucky. The development will offer a community room and central laundry facilities.

Individual homes will contain a refrigerator, range, wall-to-wall carpeting and cable television hook-up.

Construction of Southbrook Homes began in November, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
----------------------------------------------------------------------
        8           February, 2001            8            May, 2001
        8           March, 2001               8            June, 2001
        8           April, 2001               8            July, 2001

THE SOUTH PARK PARTNERSHIP
(South Park Apartments II)

South Park Apartments II is a 60-unit apartment complex for families which is being constructed at 1501 Old Main Street in Newton, Kansas. South Park Apartments II will consist of 16 one-bedroom units, 32 two-bedroom units and 12 three-bedroom units contained in 7 buildings. The complex will offer a community room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher and air conditioning.

Construction of South Park Apartments II began in November, 2000. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
----------------------------------------------------------------------------
         8          June, 2001                   8          July, 2001
         8          July, 2001                   8          August, 2001
         8          August, 2001                 8          September, 2001
        16          September, 2001             16          October, 2001
        14          October, 2001               14          November, 2001
         6          November, 2001               6          December, 2001

THE STRAWBERRY LANE PARTNERSHIP
(Clayton Phase 1 and 2 Apartments)

Clayton Phase 1 and 2 Apartments is an existing 71-unit apartment complex for senior citizens which is to be rehabilitated on Strawberry Lane in Clayton, New York. Clayton Phase 1 and 2 Apartments will consist of 67 one-bedroom units and 4 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range and an emergency call system.

Rehabilitation of Clayton Phase 1 and 2 Apartments is anticipated to begin in January, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion           Number of Units    Rent-Up
----------------------------------------------------------------------------
         5          February, 2001               5          March, 2001
         5          March, 2001                  5          April, 2001
         7          April, 2001                  7          May, 2001
         9          May, 2001                    9          June, 2001
         9          June, 2001                   9          July, 2001
         9          July, 2001                   9          August, 2001
         9          August, 2001                 9          September, 2001
        10          September, 2001             10          October, 2001
         8          October, 2001                8          November, 2001

THE WESTERN GARDENS PARTNERSHIP
(Western Gardens Apartments)

Western Gardens Apartments is an existing 48-unit apartment complex for families which is to be rehabilitated at 1601 West 4th Street in Dequincy, Louisiana. Western Gardens Apartments will consist of 24 one-bedroom units and 24 two-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and wall-to-wall carpeting.

Rehabilitation of Western Gardens Apartments is anticipated to begin in August, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

 Number of Units    Completion          Number of Units    Rent-Up
--------------------------------------------------------------------------
        10          October, 2001             8            January, 2002
        10          November, 2001            8            February, 2002
        10          December, 2001            8            March, 2002
        18          January, 2002             8            April, 2002
                                              8            May, 2002
                                              8            June, 2002